Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 9,211,639	$ 7,924,468
Accounts receivable, net	5,827,917	7,696,983
Prepayments and other assets	613,723	272,129
Inventories	1,227,339	1,686,449
Current assets held for sale - discontinued operation		1,351,352
Loan receivable - current		1,528,918
TOTAL CURRENT ASSETS	16,880,618	20,460,299
TOTAL ASSETS	16,880,618	20,460,299
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,004,151	938,767
Short-term loan-third parties	350,000
Contract liabilities	415,020	194,376
Taxes payable	93,822	96,005
Amount due to related parties	9,686,152	9,686,152
Current liabilities held for sale - discontinued operation		705,483
TOTAL CURRENT LIABILITIES	11,549,145	11,620,783
TOTAL LIABILITIES	11,549,145	11,620,783
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 69,763,933 shares issued, 68,598,050 and 68,598,050 shares outstanding as of September 30, 2023 and March 31, 2023, respectively)	6,977	6,977
Additional paid-in capital	71,021,898	71,021,898
Treasury stock (1,165,883 shares as of September 30, 2023 and March 31, 2023, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(57,925,257)	(54,467,600)
Accumulated other comprehensive loss	(3,891,840)	(3,847,601)
TOTAL SHAREHOLDERS’ EQUITY	5,223,408	8,725,304
Non-controlling interest	108,065	114,212
TOTAL EQUITY	5,331,473	8,839,516
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 16,880,618	$ 20,460,299